Note 4 - Formation of AHIT-NNMP (Details Narrative)	9 Months Ended
Sep. 30, 2016 USD ($) shares
Business Combinations [Abstract]
Description of Business Combination

On July 13, 2016, the Company entered into the Master UPREIT Formation Agreement set forth in Section 1, above, resulting in the formation of AHIT NNMP, LLP, a Maryland limited liability company. The Company is the General Partner of the limited liability partnership. AHIT NNMP is intended to serve as an umbrella partnership real estate investment trust, commonly referred to as an "UPREIT". On August 2, 2016, AHIT NNMP acquired from the Northern New Mexico Properties, LLC, six single family residences, four apartments and sixteen mobile homes spaces located in New Mexico in exchange for a total consideration of approximately $1,334,000 consisting of 500,614 common units in the UPREIT valued at approximately $1,130,000, which carry with them certain option rights into shares of common stock in the Company and the assumption of certain mortgage notes totaling to approximately $204,000.

Business Combination, Consideration Transferred	$ 1,334,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned (Common Units)	$ 1,130,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	500,614
Business Combination, Consideration Transferred, Liabilities Incurred (Assumption of Mortgages)	$ 204,000